RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Due to Related Parties	$ 874,331	$ 10,148,142
Related Party [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	16,720,671	7,987,756
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	917,288	967,772
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	15,803,383	7,019,984
Due to Related Parties	$ 874,331	$ 10,148,142